Goodwill and Other Intangible Assets (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other intangible assets
Gross Carrying Value	$ 5,036,956	$ 5,036,956
Accumulated Amortization	(3,934,932)	(3,482,576)
Net	1,102,024	1,554,380
Aggregate amortization expense	452,356	338,877	390,706
Estimated amortization expense
2014	293,997
2015	238,589
2016	185,779
2017	115,706
2018	90,532
Core deposit intangible
Other intangible assets
Gross Carrying Value	2,705,391	2,705,391
Accumulated Amortization	(2,520,167)	(2,308,067)
Net	185,224	397,324
Customer relationship intangible
Other intangible assets
Gross Carrying Value	2,331,565	2,331,565
Accumulated Amortization	(1,414,765)	(1,174,509)
Net	$ 916,800	$ 1,157,056